Pension Plans (Fair Value of Pension Plan Assets by Asset Category) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 42
Japanese Companies Equity Securities | ORIX Corporation
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		¥ 39
Japanese Companies Equity Securities | ORIX JREIT Inc.
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		¥ 277
Japanese Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	70.00%	70.00%
Japanese Municipal Bonds Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	10.00%	10.00%
Japanese Corporate Bonds Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 948	¥ 23
Pension plan assets investment allocation in pooled funds	20.00%	20.00%
Japanese Corporate Bonds Securities | ORIX JREIT Inc.
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		¥ 16